Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	December 31, 2017	December 31, 2016
Electronic equipment	$9,160,462	$6,123,356
Office furniture and equipment	2,205,517	1,978,542
Motor vehicles	650,842	609,853
Construction in progress	784,317	567,846
Computer software	470,761	258,802
Leasehold improvements	1,557,931	1,463,575
Total property and equipment	14,829,830	11,001,974

Accumulated depreciation	(8,762,492)	(6,640,998)

Property and equipment, net	$6,067,338	$4,360,976